LONG-TERM DEBT, NET (Studio City Project Facility) - Additional Information (Detail) $ in Thousands				12 Months Ended
	Nov. 30, 2016 USD ($)	Nov. 30, 2016 HKD	Jan. 28, 2013 USD ($)	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2016 HKD	Nov. 30, 2015 USD ($)	Jan. 28, 2013 HKD
Long-Term Debt [Line Items]
Costs associated with debt modification				$ 8,101	$ 7,603	$ 0
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,395,357						HKD 10,855,880,000
Costs associated with debt modification					7,011
Loan commitment fees recognized				$ 1,647	$ 1,794	$ 15,153
Liability cap on contingent equity undertaking or similar			$ 225,000
Cash Collateral released from restricted cash on November 30, 2015 according to the Amendments to the Studio City Project Facility								$ 225,000
Studio City Project Facility [Member] | Total Credit Facility [Member] | Until Specific Date [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			4.50%
Specific date up to and after that different interest rate margin applied			Sep. 30, 2016
Studio City Project Facility [Member] | Total Credit Facility [Member] | After Specific Date [Member] | Minimum [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			3.75%
Specific date up to and after that different interest rate margin applied			Sep. 30, 2016
Studio City Project Facility [Member] | Total Credit Facility [Member] | After Specific Date [Member] | Maximum [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			4.50%
Specific date up to and after that different interest rate margin applied			Sep. 30, 2016
Studio City Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,295,689						10,080,460,000
Voluntary repayments	$ 1,256,690	HKD 9,777,046,200
Minimum percentage of aggregate of drawn Studio City Term Loan Facility and the Studio City Notes to be hedged			50.00%
Studio City Project Facility [Member] | Term Loan Facility [Member] | Interest Rate Swap [Member]
Long-Term Debt [Line Items]
Number of outstanding agreements entered | Agreement				0
Studio City Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 99,668						HKD 775,420,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 30,077						HKD 234,000,000
Costs associated with debt modification				$ 8,101
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 129						1,000,000
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 29,948						HKD 233,000,000